UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21322

Georgetowne Funds

(Exact name of registrant as specified in charter)

1001 W. Madison St. Unit # 607

Chicago, IL 60607

(Address of principal executive offices)

 (Zip code)

Paul K. Hoffmeister

1001 W. Madison St. Unit # 607

Chicago, IL 60607

(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 221-1978

Date of fiscal year end: October 31

Date of reporting period: June 30, 2007

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Georgetowne Long/Short Fund

AETNA INC.

Ticker Symbol:AET	Cusip Number:00817Y108
Record Date: 2/23/2007	Meeting Date: 4/27/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Clark, Cohen, Coye, Franklin, Garten, Graves, Greenwald, Hancock, Ludwig, Newhouse, Williams	For	Issuer	For	With
2	Approval of independent registered public accounting firm	For	Issuer	For	With
3	Approval of amendment to articles of incorporation	For	Issuer	For	With
4	Proposal on cumulative voting	For	Stockholder	Against	Against
5	Proposal on nominating director from executive retiree ranks	Against	Stockholder	Against	With

AGCO CORPORATION

Ticker Symbol:AG	Cusip Number:001084102
Record Date: 3/16/2007	Meeting Date: 4/26/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors: Booker, Gros, Johanneson, Moll	For	Issuer	For	With
2	Approval of ratification of KPMG LLP as independent registered public accounting firm for 2007	For	Issuer	For	With

AGNICO-EAGLE MINES LIMITED

Ticker Symbol:AEM	Cusip Number:008474108
Record Date: 3/23/2007	Meeting Date: 4/27/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Baker, Beaumont, Boyd, Kraft, Leiderman, Nasso, Scherkus, Stcokford, Voutilainen	For	Issuer	For	With
2	Appointment of Ernst & Young as auditors and authorizing Board to fix their remuneration	For	Issuer	For	With
3	Resolution approving amendment to stock option plan	For	Issuer	For	With

ALLIANCE IMAGING INC.

Ticker Symbol:AIQ	Cusip Number:018606202
Record Date: 4/16/2007	Meeting Date: 5/30/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Samek, Kaplan	For	Issuer	For	With
2	Approval of amendment to amended and restated 1999 Equity Plan.	For	Issuer	For	With
3	Ratification of appointment of independent registered public accounting firm	For	Issuer	For	With

ALLIANCE ONE INTERNATIONAL, INC

Ticker Symbol:AOI	Cusip Number:018772103
Record Date: 6/16/2006	Meeting Date: 8/17/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Hines, Kehaya, Kleman, Wade	For	Issuer	For	With
2	Ratification of the appointment of Deloitte & Touche as the company's independent auditors for the fiscal year ending March 31, 2007	For	Issuer	For	With

ALTERA CORPORATION

Ticker Symbol:ALTR	Cusip Number:021441100
Record Date: 3/12/2007	Meeting Date: 5/8/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Director: Daane	For	Issuer	For	With
1B	Election of Director: Reed	For	Issuer	For	With
1C	Election of Director: Finocchio, Jr	For	Issuer	For	With
1D	Election of Director: McGarity	For	Issuer	For	With
1E	Election of Director: Shoemaker	For	Issuer	For	With
1F	Election of Director: Wang	For	Issuer	For	With
2	Approve amendment to 1987 stock purchase plan	For	Issuer	For	With
3	Ratify appointment of Pricewaterhousecoopers LLP as accounting firm for fiscal year end December 28, 2007	For	Issuer	For	With

ARCHER DANIELS MIDLAND COMPANY

Ticker Symbol:ADM	Cusip Number:039483102
Record Date: 9/15/2006	Meeting Date: 11/2/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Andreas, Boeckmann, Carter, Joslin, Maciel, Moore, Mulroney, O'Neill, Webb, Westbrook, Woertz	For	Issuer	For	With
2	Labeling genetically modified food	Against	Stockholder	Against	With
3	Code of conduct regarding global human rights standards	Against	Stockholder	Against	With

BROADCOM CORPORATION

Ticker Symbol:BRCM	Cusip Number:11320107
Record Date: 3/6/2007	Meeting Date: 5/2/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Farinsky, Grzelakowski, Handel, Major, McGregor, Ross, Samueli, Switz, Wolfen	For	Issuer	For	With
2	Approve amendment and restatement of company's 1998 employee stock purchase plan	For	Issuer	For	With
3	Approve company's executive officer performance bonus plan	For	Issuer	For	With
4	Approve amendment and restatement of company's 1998 incentive plan	For	Issuer	For	With
5	Ratify appointment of Ernst & Young LLP as company's independent accounting firm	For	Issuer	For	With
6	Shareholder proposal to adopt a policy under which the Board will award any standard stock options granted to senior executives at an exercise price equal to an average of the opening and closing prices of the underlying stock on date option is granted	Against	Stockholder	Against	With

BROADWING CORPORATION

Ticker Symbol:BWNG	Cusip Number:11161E101
Record Date: 11/20/2006	Meeting Date: 1/3/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To approve and adopt merger agreement dated as of October 16, 2006, as amended, among Level 3 Communications Inc., Level 3 Services LLC, Level 3 Colorado Inc., and Broadwing, and to approve the merger pursuant to the merger agreement	For	Issuer	For	With

CONTINENTAL AIRLINES INC.

Ticker Symbol:CAL	Cusip Number:210795308
Record Date: 4/16/2007	Meeting Date: 6/12/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Barrack, Caldwell, Kellner, McCorkindale, Meyer, Munoz, Parker, Smisek, Williams, Woodard, Yamarone	For	Issuer	For	With
2	Ratification of appointment of independent auditors	For	Issuer	For	With
3	Stockholder proposal related to political activities	Against	Stockholder	Against	With
4	Stockholder proposal related to performance-based equity compensation for senior officers	Against	Stockholder	Against	With
5	Mark ""for"" if stock beneficially owned is owned or controlled by persons who are not U.S. citizens	Against	Issuer	N/A	N/A

EASTMAN KODAK COMPANY

Ticker Symbol:EK	Cusip Number:277461109
Record Date: 3/19/2007	Meeting Date: 5/9/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Hawley, Hernandez, Ruiz, Tyson	For	Issuer	For	With
2	Ratification of selection of PriceWaterHouseCoopers LLP as independent accounting firm	For	Issuer	For	With
3	Proposal requesting monetary limit on executive compensation	Against	Stockholder	Against	With

EXPEDIA INC

Ticker Symbol:EXPE	Cusip Number:30212P105
Record Date: 1/8/2007	Meeting Date: 1/9/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Dutch Auction Offer: Expedia Inc offers to purchase up to 30,000,000 shares of its common stock (Terms: bids in the range of $18.50 to $22.00)	Abstained	Issuer	For	N/A

FREEPORT-MCMORAN COPPER & GOLD INC.

Ticker Symbol:FCX	Cusip Number:35671D857
Record Date: 2/12/2007	Meeting Date: 3/14/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approval of proposed amendment to company's articles of incorporation to increase the authorized number of shares of capital stock, as more fully described in the joint proxy statement/prospectus dated February 12, 2007	For	Issuer	For	With
2	Approval of proposed issuance of shares of company stock in connection with the transaction contemplated by the agreement and plan of merger, dated November 18, 2006, among Freeport McMoran, Phelps Dodge Corporation, and Panther Acquisition Corporation	For	Issuer	For	With
3	Approval of the adjournment of the special meeting if necessary to permit solicitation of additional proxies in faor of each of proposal 1 and proposal 2	For	Issuer	For	With

KINDRED HEALTHCARE INC.

Ticker Symbol:KND	Cusip Number:494580103
Record Date: 4/3/2007	Meeting Date: 5/31/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Kuntz, Berzin, Cooper, Diaz, Embler, Garrison, Kaufman, Klein, Rogers	For	Issuer	For	With
2	Proposal to amend and restate 2001 stock option plan for non-employee directors	For	Issuer	For	With
3	Proposal to ratify appointment of PriceWaterHouseCoopers LLP as independent auditor for fiscal year 2007	For	Issuer	For	With

LANOPTICS LTD.

Ticker Symbol:LNOP	Cusip Number:M6706C103
Record Date: 11/3/2006	Meeting Date: 12/12/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Fruchter, Giladi, Sarid	For	Issuer	For	With
2	Election of one outside director for period of 3 years	For	Issuer	For	With
3	Authorize future board chairman to serve as both chairman and CEO of subsidiary EZChip Technologies, Ltd. for up to 3 years	For	Issuer	For	With
4	Ratify & approve amendment of company's 2003 share option plan	For	Issuer	For	With
5	Approve grant of options or restricted share units to non-emplyee directors	For	Issuer	For	With
6	Ratify grant to CEO to acquire shares of EZChip	For	Issuer	For	With
7	Approve amendment to terms of options granted to two of the company's directors	For	Issuer	For	With
8	Ratify appointment of company's independent auditors for the year ending December 31, 2006 and to authorize their compensation	For	Issuer	For	With

MEDTRONIC, INC

Ticker Symbol:MDT	Cusip Number:585055106
Record Date: 6/26/2006	Meeting Date: 8/24/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
3	Consider and vote upon shareholder proposal entitled ""Director Election Majority Vote Standard Proposal""	For	Stockholder	Against	Against
1	Election of Directors: Anderson, Bonsignore, Pozen, Sprenger	For	Issuer	For	With
2	Ratify appointment of PriceWaterHouseCoopers LLP as company's independent registered public accounting firm	For	Issuer	For	With

MERIDIAN GOLD INC.

Ticker Symbol:MDG	Cusip Number:589975101
Record Date: 3/19/2007	Meeting Date: 5/1/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Dowling, Graff, Kennedy, Horn, Lattanzi, Macnaught, Munera, Renzoni	For	Issuer	For	With
2	Appointment of KPMG LLP as auditors and authorize board to fix their remuneration	For	Issuer	For	With
3	Approval of 2007 share incentive plan	For	Issuer	For	With

MESA AIR GROUP, INC.

Ticker Symbol:MESA	Cusip Number:590479101
Record Date: 12/29/2006	Meeting Date: 2/6/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Ornstein, Altobello, Beleson, Bonilla, Manson, Nostrand, Parker, Thayer	For	Issuer	For	With
3	Ratify and adopt company's amended and restated director incentive plan	For	Issuer	For	With
2	Ratification of Deloitte & Touche as company's independent auditors	For	Issuer	For	With

MULTIMEDIA GAMES INC.

Ticker Symbol:MGAM	Cusip Number:625453105
Record Date: 4/2/2007	Meeting Date: 5/30/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Maples, Lind, Jenkins, Pearlman, Repass, Winkelman	For	Issuer	For	With
2	Ratification of appointment of BDO Seidman LLP as independent registered public accounting firm for fiscal year ending September 30, 2007	For	Issuer	For	With

NETFLIX INC.

Ticker Symbol:NFLX	Cusip Number:64110L106
Record Date: 3/21/2007	Meeting Date: 5/17/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Haley, Schuh, Stanger	For	Issuer	For	With
2	Ratify appointment of KPMG LLP as independent registered public accounting firm for the year ending December 31, 2007	For	Issuer	For	With

NEWMONT MINING CORPORATION

Ticker Symbol:NEM	Cusip Number:651639106
Record Date: 2/27/2007	Meeting Date: 4/24/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Barton, Calarco, Doyle, Hagen, Hamson, Lassonde, Miller, Murdy, Plumbridge, Prescott, Roth, Taranik	For	Issuer	For	With
2	Ratify appointment of independent auditors	For	Issuer	For	With
3	Stockholder proposal regarding Newmont's Indonesian operations, if introduced at meeting	For	Stockholder	Against	Against
4	Stockholder pposal regarding a report to stockholders regarding Newmont's policies and practices in communities around its operations, if introduced at meeting	For	Stockholder	For	With
5	Stockholder proposal regarding independent board chairman	Against	Stockholder	Against	With

PACKETEER INC.

Ticker Symbol:PKTR	Cusip Number:695210104
Record Date: 3/30/2007	Meeting Date: 5/23/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Cote, Myers	For	Issuer	For	With
2	Ratification of audit committee's appointment of KPMG LLP as independent registered public accounting firm for the year ending December 31, 2007	For	Issuer	For	With
3	In their discretion, proxyholders are authorized to vote upon any other business that may properly come before the meeting and any adjournment or postponement thereof	For	Issuer	For	With

PEOPLESUPPORT INC.

Ticker Symbol:PSPT	Cusip Number:712714302
Record Date: 4/18/2007	Meeting Date: 5/30/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Bradford, Edell, Rosenzweig	For	Issuer	For	With
2	Ratification of appointment of BDO Seidman LLP as independent public accountant for year ending December 31, 2007	For	Issuer	For	With

QUALCOMM INCORPORATED

Ticker Symbol:QCOM	Cusip Number:747525103
Record Date: 1/12/2007	Meeting Date: 3/13/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Alexander, Dittamore, Jacobs, Lansing, Sacerdote, Stern	For	Issuer	For	With
2	Ratify selection of PriceWaterhouseCoopers LLP as the company's independent accountants for the company's fiscal year ending September 30, 2007	For	Issuer	For	With

REDBACK NETWORKS INC.

Ticker Symbol:RBAK	Cusip Number:757209507
Record Date: 1/18/2007	Meeting Date: 1/22/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Tender Offer by ""Telefonaktiebolaget L.M. Ericsson"" for all shares of ""Redback Networks"" common stock for $25 per share	Abstained	Issuer	For	N/A

ST. JUDE MEDICAL, INC.

Ticker Symbol:STJ	Cusip Number:790849103
Record Date: 3/19/2007	Meeting Date: 5/16/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of drectors: Rocca, Widensohler	For	Issuer	For	With
2	Approve 2007 stock incentive plan	For	Issuer	For	With
3	Approve 2007 employee stock purchase plan	For	Issuer	For	With
4	Ratify appointment of Ernst & Young LLP as independent registered public accounting firm for 2007	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Georgetowne Funds

By /s/Paul K. Hoffmeister

* Paul K. Hoffmeister

President, Chairman, CFO, Treasurer and Secretary

Date: August 16, 2007

*Print the name and title of each signing officer under his or her signature.